Defiance Daily Target 2X Long OSCR ETF

Schedule of Investments

July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 11.4%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	21,693	$21,693

U.S. Treasury Bills - 11.2%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	1,170,000	1,167,192

TOTAL SHORT-TERM INVESTMENTS (Cost $1,188,605)		1,188,885

TOTAL INVESTMENTS - 11.4% (Cost $1,188,605)		$1,188,885
Other Assets in Excess of Liabilities - 88.6%		9,248,394
TOTAL NET ASSETS - 100.0%		$10,437,279

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long OSCR ETF

Schedule of Total Return Swaps Contracts

July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 21.7%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Oscar Health, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 12.50%	Termination(e)	09/08/2028	$3,244,913	$694,048
Oscar Health, Inc.	Clear Street LLC	Receive	OBFR + 8.00%	Termination(c)	11/09/2027	3,564,294	806,278
Oscar Health, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(c)	03/18/2033	4,167,870	—
Oscar Health, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(b)	09/28/2028	3,246,880	—
Oscar Health, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 19.00%	Termination(d)	01/31/2033	3,559,080	—
Oscar Health, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 17.50%	Termination(a)	03/31/2033	3,059,560	764,400
							2,264,726

Net Unrealized Appreciation (Depreciation)							2,264,726

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.